Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (810,938)	$ 6,286,001
Adjustments to reconcile net loss to net cash provided by operating activities:
Fair value gain on warrant liabilities		(6,661,993)
Changes in operating assets and liabilities(decrease)increase in:
Prepayment and other current assets	(39,175,392)	396,263
Customer deposits	(68,084)	63,349
Accrued expenses and other payables	194,652	(2,043,296)
Net cash used in operating activities	(39,859,762)	(1,959,676)
Cash flows from financing activities:
Proceeds from issuance of convertible note	20,000,000
Proceeds from a private placement		21,904,920
Net cash provided by financing activities	20,000,000	21,904,920
Net change in cash and cash equivalents, and restricted cash	(19,859,762)	19,945,244
Cash and cash equivalents, and restricted cash beginning balance	86,624,171	66,057,328
Cash and cash equivalents and restricted cash ending balance	66,764,409	86,002,572
Cash and cash equivalents	62,480,801	81,632,704
Restricted cash as of June 30, 2025 and 2024, respectively	4,283,608	4,369,868
Total cash, cash equivalents and restricted cash	$ 66,764,409	$ 86,002,572